Provisions - Total provisions (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Provisions
Provision in respect of defined benefit pension schemes		$ 1
Other provisions		465		$ 1,151
Total provisions		$ 466	[1]	427
Continuing and discontinued operations
Provisions
Provision in respect of defined benefit pension schemes				222
Other provisions				1,151	$ 1,275
Total provisions	[1],[2]			1,373	$ 1,519
UK & Europe Discontinued Operations (M&G Prudential)
Provisions
Total provisions				$ 946

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations